Insurance Contracts - Summary of Changes in Balances of Transactions With Reinsurance Companies (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in balances of transactions with reinsurance [Abstract]
Opening balance, credits	R$ 46	R$ 18
Issued contracts, credits	0	0
Recoverable claims, credits		32
Prepayments / payments to reinsurer, credits	(10)	(3)
Other increase / reversal, credits	(9)	(1)
Closing balance, credits	27	46
Beginning balance	74	103
Issued contracts, debits	30	79
Recoverable claims, debits	0	0
Prepayments / payments to reinsurer, debits	(55)	(108)
Other increase / reversal, debits	0	0
Balance at 12/31/2017	R$ 49	R$ 74